Provisions - Summary of provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Disclosure of other provisions [line items]
Beginning Balance	$ 4,123	$ 1,947
Provisions made	14,914	11,729
Provisions used	(11,287)	(9,503)
Effect of changes in exchanges rate	(233)	(50)
Ending Balance	7,517	4,123
Chargebacks and rebates
Disclosure of other provisions [line items]
Beginning Balance	3,713	1,678
Provisions made	12,910	10,655
Provisions used	(10,358)	(8,570)
Effect of changes in exchanges rate	(233)	(50)
Ending Balance	6,032	3,713
Returns
Disclosure of other provisions [line items]
Beginning Balance	410	260
Provisions made	2,004	1,074
Provisions used	(929)	(924)
Ending Balance	1,485	410
Other
Disclosure of other provisions [line items]
Beginning Balance	0	9
Provisions used	0	(9)
Ending Balance	$ 0	$ 0